Total
Daily Income Fund
Daily Income Fund Fund Summaries | Inception: November 19, 1990
Investment Objective
The Daily Income Fund seeks maximum current income, consistent with preservation of capital and liquidity by investing in high-quality money market securities.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Daily Income Fund Daily Income Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Daily Income Fund Daily Income Fund
Management Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%	[1]
[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 64 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.

Expense Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YR	3 YR	5 YR	10 YR
Daily Income Fund | Daily Income Fund | USD ($)	77	240	417	930

Principal Investment Strategies

The Daily Income Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("Rule 2a-7"). The Fund may include in this 99.5% test other money market funds that qualify as government money market funds under Rule 2a-7 ("government money market funds"). Because the Daily Income Fund is a "money market fund" and its potential investments are limited by Rule 2a-7, its ability to earn maximum current income will also be limited.

The Fund invests in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds). The U.S. government securities in which the Fund invests may also include variable and floating rate instruments.

RE Advisers Corporation ("RE Advisers") may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.

The Fund maintains a dollar-weighted average maturity, which is derived by multiplying the market value of each investment by the time remaining to its expected maturity, adding these calculations, and then dividing the total by the value of a Fund's portfolio, of 60 days or less and a dollar-weighted average life, which reflects the average time it takes for a dollar of principal of the security to be repaid, of 120 days or less.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in the Daily Income Fund is also subject to the following principal risks:

Money Market Securities Risk  The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability of investors to redeem shares if such fund's liquidity falls below required minimums, which may adversely affect the Fund's returns or liquidity.

Debt Securities Risks

Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund's income might be reduced, the value of the Fund's investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security's or other instrument's credit quality or value and an issuer's or counterparty's ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as "junk bonds") tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Interest rate risk: The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration. The value of a debt instrument with positive duration will generally decline if interest rates increase.

U.S. Government Securities Risk  The risk that the value of U.S. Government securities can decrease due to changes in interest rates or changes to the financial condition or credit rating of the U.S. Government.

Market Risk  The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.

Issuer Risk  The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Asset-Backed and Mortgage-Backed Securities Risk  The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Repurchase Agreements Risk  The Fund's investment return on repurchase agreements will depend on the counterparty's willingness and ability to perform its obligations under a repurchase agreement. If the Fund's counterparty should default on its obligations, becomes subject to a bankruptcy or other insolvency proceeding or if the value of the collateral is insufficient, the Fund could (i) experience delays in recovering cash or the securities sold (and during such delay the value of the underlying securities may change in a manner adverse to the fund) and/or (ii) lose all or part of the income, proceeds or rights in the securities to which the Fund would otherwise be entitled.

Income Risk  The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Variable and Floating-Rate Securities Risk  The value of these securities may decline if their interest rates do not rise as much, or as quickly, as other interest rates. Conversely, these securities will not generally increase in value to the same extent as other fixed income securities, or at all, if interest rates decline.

Investments in Other Investment Companies Risk  The risk that an investment company or other pooled investment vehicle in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. There will be some duplication of expenses because the Fund also must pay its pro-rata share of that investment company's fees and expenses.

Manager Risk  The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund's peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund's ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager, including with other strategies and funds, does not guarantee future results for the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1, 5 and 10 years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund's best and worst quarters were as follows:
Best Quarter:
	Q4 2018	0.37%
Worst Quarters:
Q1 2010 through	Q1 2017	0.002%*

Average Annual Total Returns periods ended 12/31/18
Average Annual Total Returns	1 YR	5 YR	10 YR
Daily Income Fund | Daily Income Fund | Returns before taxes	1.08%	0.26%	0.16%

For the Fund's 7-day yield, call 800.258.3030.